GOF P1 01/16

SUPPLEMENT DATED JANUARY 20, 2016

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF

EACH OF THE LISTED FUNDS

FRANKLIN HIGH INCOME TRUST

Franklin High Income Fund
FRANKLIN STRATEGIC SERIES
Franklin Strategic Income Fund

Effective February 1, 2016, the Prospectus is amended as follows:

I. For the Franklin High Income Fund, the portfolio management team under the “FUND SUMMARY – Portfolio Managers” section on page 8 is revised as follows:

Portfolio Managers

Christopher J. Molumphy, CFA
Executive Vice President and Director of Advisers and portfolio manager of the Fund since 1991.

Glenn Voyles, CFA
Vice President of Advisers and portfolio manager of the Fund since 2015.

II. For the Franklin Strategic Income Fund, the portfolio management team under the “FUND SUMMARY – Portfolio Managers” section on page 10 is revised as follows:

Portfolio Managers

Christopher J. Molumphy, CFA
Executive Vice President and Director of Advisers and portfolio manager of the Fund since 1994.

Roger Bayston, CFA
Senior Vice President of Advisers and portfolio manager of the Fund since 2015.

Patricia O'Connor, CFA
Vice President of Advisers and portfolio manager of the Fund since February 2016.

III.  For the Franklin High Income Fund, the portfolio management team under the “FUND DETAILS – Management” section on page 23 is revised as follows:

The Fund is managed by a team of dedicated professionals focused on investments in high yield, lower rated debt securities.

The portfolio managers of the team are as follows:

Christopher J. Molumphy, CFA   Executive Vice President and Director of Advisers
Mr. Molumphy has been a portfolio manager of the Fund since 1991. He joined Franklin Templeton Investments in 1988.

Glenn Voyles, CFA   Vice President of Advisers
Mr. Voyles has been a portfolio manager of the Fund since 2015. He joined Franklin Templeton Investments in 1993.

The portfolio managers of the Fund are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. They have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

IV. For the Franklin Strategic Income Fund, the portfolio management team under the “FUND DETAILS – Management” section on page 31 is revised as follows:

The Fund is managed by a team of dedicated professionals focused on investments in U.S. and foreign debt securities. The portfolio managers of the team are as follows:

Christopher J. Molumphy, CFA   Executive Vice President and Director of Advisers

Mr. Molumphy has been a portfolio manager of the Fund since 1994. He joined Franklin Templeton Investments in 1988.

Roger Bayston, CFA   Senior Vice President of Advisers

Mr. Bayston has been a portfolio manager of the Fund since 2015. He joined Franklin Templeton Investments in 1991.

Patricia O'Connor, CFA   Vice President of Advisers
Ms. O’Connor has been a portfolio manager of the Fund since February 2016. She joined Franklin Templeton Investments in 1997.

As co-lead portfolio managers, Messrs. Molumphy and Bayston  are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. They have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time. Ms. O’Connor provides the Fund with research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Please keep this supplement with your Prospectus for future reference.